LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2026
Lease Liability
Schedule of Lease liability

Fiscal Year ended March 31,	Amount
2027	$68
2028	92
Total	$160
Less: Interest	(22)
Total lease liability	$138
Lease liability - current	65
Lease liability - non-current	$73